Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.3%
Aptiv plc	7,114	350,293
BorgWarner, Inc.	5,753	140,201
Ford Motor Co.	108,512	524,113
General Motors Co.	35,039	728,110
Harley-Davidson, Inc.	4,300	81,399
		1,824,116

Banks 4.1%
Bank of America Corp.	225,611	4,789,722
Citigroup, Inc.	60,839	2,562,539
Citizens Financial Group, Inc.	12,115	227,883
Comerica, Inc.	4,019	117,917
Fifth Third Bancorp	19,776	293,674
First Republic Bank	4,697	386,469
Huntington Bancshares, Inc.	28,778	236,267
JPMorgan Chase & Co.	87,407	7,869,252
KeyCorp	27,450	284,656
M&T Bank Corp.	3,678	380,416
People’s United Financial, Inc.	12,377	136,766
Regions Financial Corp.	26,880	241,114
SVB Financial Group *	1,438	217,253
The PNC Financial Services Group, Inc.	12,211	1,168,837
Truist Financial Corp.	37,373	1,152,583
U.S. Bancorp	39,609	1,364,530
Wells Fargo & Co.	107,256	3,078,247
Zions Bancorp NA	4,751	127,137
		24,635,262

Capital Goods 5.7%
3M Co.	16,025	2,187,573
A.O. Smith Corp.	3,820	144,434
Allegion plc	2,589	238,240
AMETEK, Inc.	6,371	458,839
Arconic, Inc.	10,793	173,336
Caterpillar, Inc.	15,401	1,787,132
Cummins, Inc.	4,269	577,681
Deere & Co.	8,775	1,212,354
Dover Corp.	4,048	339,789
Eaton Corp. plc	11,521	895,067
Emerson Electric Co.	16,977	808,954
Fastenal Co.	15,983	499,469
Flowserve Corp.	3,646	87,103
Fortive Corp.	8,235	454,490
Fortune Brands Home & Security, Inc.	3,877	167,680
General Dynamics Corp.	6,530	863,984
General Electric Co.	243,385	1,932,477
Honeywell International, Inc.	19,912	2,664,027
Huntington Ingalls Industries, Inc.	1,140	207,719
IDEX Corp.	2,120	292,793
Illinois Tool Works, Inc.	8,150	1,158,278
Ingersoll Rand, Inc. *	9,645	239,196
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	3,776	299,324
Johnson Controls International plc	21,500	579,640
L3Harris Technologies, Inc.	6,161	1,109,719
Lockheed Martin Corp.	6,917	2,344,517
Masco Corp.	7,917	273,691
Northrop Grumman Corp.	4,368	1,321,538
PACCAR, Inc.	9,639	589,232
Parker-Hannifin Corp.	3,580	464,433
Pentair plc	4,684	139,396
Quanta Services, Inc.	3,965	125,809
Raytheon Co.	7,760	1,017,724
Rockwell Automation, Inc.	3,220	485,930
Roper Technologies, Inc.	2,900	904,249
Snap-on, Inc.	1,528	166,277
Stanley Black & Decker, Inc.	4,236	423,600
Textron, Inc.	6,361	169,648
The Boeing Co.	14,899	2,222,037
Trane Technologies plc	6,677	551,453
TransDigm Group, Inc.	1,388	444,424
United Rentals, Inc. *	2,094	215,473
United Technologies Corp.	22,609	2,132,707
W.W. Grainger, Inc.	1,216	302,176
Westinghouse Air Brake Technologies Corp.	5,075	244,260
Xylem, Inc.	5,019	326,887
		34,244,759

Commercial & Professional Services 0.7%
Cintas Corp.	2,336	404,642
Copart, Inc. *	5,701	390,633
Equifax, Inc.	3,374	403,024
IHS Markit Ltd.	11,174	670,440
Nielsen Holdings plc	9,917	124,359
Republic Services, Inc.	5,869	440,527
Robert Half International, Inc.	3,276	123,669
Rollins, Inc.	3,925	141,850
Verisk Analytics, Inc.	4,567	636,548
Waste Management, Inc.	10,877	1,006,775
		4,342,467

Consumer Durables & Apparel 1.0%
Capri Holdings Ltd. *	4,225	45,588
D.R. Horton, Inc.	9,345	317,730
Garmin Ltd.	4,027	301,864
Hanesbrands, Inc.	10,083	79,353
Hasbro, Inc.	3,546	253,716
Leggett & Platt, Inc.	3,668	97,862
Lennar Corp., Class A	7,800	297,960
Mohawk Industries, Inc. *	1,657	126,330
Newell Brands, Inc.	10,620	141,034
NIKE, Inc., Class B	34,724	2,873,064
NVR, Inc. *	97	249,204
PulteGroup, Inc.	7,097	158,405
PVH Corp.	2,066	77,764
Ralph Lauren Corp.	1,386	92,626
Tapestry, Inc.	7,690	99,586

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	5,245	48,306
Under Armour, Inc., Class C *	5,422	43,701
VF Corp.	9,127	493,588
Whirlpool Corp.	1,761	151,094
		5,948,775

Consumer Services 1.5%
Carnival Corp. (b)	11,162	147,004
Chipotle Mexican Grill, Inc. *	713	466,587
Darden Restaurants, Inc.	3,416	186,035
H&R Block, Inc.	5,440	76,595
Hilton Worldwide Holdings, Inc.	7,863	536,571
Las Vegas Sands Corp.	9,418	399,983
Marriott International, Inc., Class A	7,562	565,713
McDonald’s Corp.	20,987	3,470,200
MGM Resorts International	14,351	169,342
Norwegian Cruise Line Holdings Ltd. *	5,928	64,971
Royal Caribbean Cruises Ltd.	4,790	154,094
Starbucks Corp.	32,911	2,163,569
Wynn Resorts Ltd.	2,693	162,092
Yum! Brands, Inc.	8,428	577,571
		9,140,327

Diversified Financials 4.7%
American Express Co.	18,700	1,600,907
Ameriprise Financial, Inc.	3,533	362,062
Berkshire Hathaway, Inc., Class B *	54,511	9,966,246
BlackRock, Inc.	3,287	1,446,181
Capital One Financial Corp.	12,979	654,401
Cboe Global Markets, Inc.	3,091	275,872
CME Group, Inc.	9,987	1,726,852
Discover Financial Services	8,735	311,577
E*TRADE Financial Corp.	6,302	216,285
Franklin Resources, Inc.	7,778	129,815
Intercontinental Exchange, Inc.	15,521	1,253,321
Invesco Ltd.	10,385	94,296
MarketAxess Holdings, Inc.	1,057	351,526
Moody’s Corp.	4,526	957,249
Morgan Stanley	32,462	1,103,708
MSCI, Inc.	2,361	682,235
Nasdaq, Inc.	3,199	303,745
Northern Trust Corp.	5,908	445,818
Raymond James Financial, Inc.	3,443	217,598
S&P Global, Inc.	6,811	1,669,035
State Street Corp.	10,137	539,998
Synchrony Financial	15,727	253,047
T. Rowe Price Group, Inc.	6,514	636,092
The Bank of New York Mellon Corp.	23,394	787,910
The Charles Schwab Corp. (a)	31,690	1,065,418
The Goldman Sachs Group, Inc.	8,883	1,373,223
		28,424,417

Energy 2.6%
Apache Corp.	10,478	43,798
Baker Hughes Co.	18,110	190,155
Cabot Oil & Gas Corp.	11,369	195,433
Chevron Corp.	52,694	3,818,207
Concho Resources, Inc.	5,603	240,089
ConocoPhillips	30,578	941,802
Devon Energy Corp.	10,785	74,524
Diamondback Energy, Inc.	4,490	117,638
EOG Resources, Inc.	16,213	582,371
Exxon Mobil Corp.	117,910	4,477,043
Halliburton Co.	24,462	167,565
Helmerich & Payne, Inc.	3,022	47,294
Hess Corp.	7,218	240,359
Security	Number of Shares	Value ($)
HollyFrontier Corp.	4,138	101,422
Kinder Morgan, Inc.	54,279	755,564
Marathon Oil Corp.	22,290	73,334
Marathon Petroleum Corp.	18,095	427,404
National-Oilwell Varco, Inc.	10,756	105,732
Noble Energy, Inc.	13,328	80,501
Occidental Petroleum Corp.	24,894	288,273
ONEOK, Inc.	11,510	251,033
Phillips 66	12,383	664,348
Pioneer Natural Resources Co.	4,616	323,812
Schlumberger Ltd.	38,582	520,471
TechnipFMC plc	11,713	78,946
Valero Energy Corp.	11,444	519,100
Williams Cos., Inc.	33,776	477,930
		15,804,148

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	12,312	3,510,521
Kroger Co.	22,351	673,212
Sysco Corp.	14,218	648,767
Walgreens Boots Alliance, Inc.	20,894	955,901
Walmart, Inc.	39,534	4,491,853
		10,280,254

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	52,060	2,013,160
Archer-Daniels-Midland Co.	15,513	545,747
Brown-Forman Corp., Class B	5,077	281,824
Campbell Soup Co.	4,706	217,229
Conagra Brands, Inc.	13,563	397,938
Constellation Brands, Inc., Class A	4,668	669,205
General Mills, Inc.	16,843	888,805
Hormel Foods Corp.	7,750	361,460
Kellogg Co.	6,939	416,271
Lamb Weston Holdings, Inc.	4,069	232,340
McCormick & Co., Inc.	3,444	486,327
Molson Coors Beverage Co., Class B	5,235	204,217
Mondelez International, Inc., Class A	40,124	2,009,410
Monster Beverage Corp. *	10,639	598,550
PepsiCo, Inc.	38,860	4,667,086
Philip Morris International, Inc.	43,358	3,163,400
The Coca-Cola Co.	107,457	4,754,972
The Hershey Co.	4,133	547,623
The JM Smucker Co.	3,179	352,869
The Kraft Heinz Co.	17,356	429,387
Tyson Foods, Inc., Class A	8,226	476,039
		23,713,859

Health Care Equipment & Services 6.7%
Abbott Laboratories	49,253	3,886,554
ABIOMED, Inc. *	1,259	182,756
Align Technology, Inc. *	1,999	347,726
AmerisourceBergen Corp.	4,189	370,727
Anthem, Inc.	7,066	1,604,265
Baxter International, Inc.	14,228	1,155,171
Becton, Dickinson & Co.	7,537	1,731,777
Boston Scientific Corp. *	38,843	1,267,447
Cardinal Health, Inc.	8,151	390,759
Centene Corp. *	16,270	966,601
Cerner Corp.	8,752	551,289
Cigna Corp. *	10,407	1,843,912
CVS Health Corp.	36,255	2,151,009
Danaher Corp.	17,815	2,465,774
DaVita, Inc. *	2,499	190,074
Dentsply Sirona, Inc.	6,198	240,668
Edwards Lifesciences Corp. *	5,812	1,096,259

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HCA Healthcare, Inc.	7,372	662,374
Henry Schein, Inc. *	4,090	206,627
Hologic, Inc. *	7,472	262,267
Humana, Inc.	3,690	1,158,734
IDEXX Laboratories, Inc. *	2,390	578,954
Intuitive Surgical, Inc. *	3,221	1,595,071
Laboratory Corp. of America Holdings *	2,706	342,011
McKesson Corp.	4,501	608,805
Medtronic plc	37,353	3,368,494
Quest Diagnostics, Inc.	3,753	301,366
ResMed, Inc.	4,007	590,191
Steris plc	2,363	330,749
Stryker Corp.	8,973	1,493,915
Teleflex, Inc.	1,290	377,789
The Cooper Cos., Inc.	1,381	380,700
UnitedHealth Group, Inc.	26,402	6,584,131
Universal Health Services, Inc., Class B	2,238	221,741
Varian Medical Systems, Inc. *	2,533	260,038
Zimmer Biomet Holdings, Inc.	5,732	579,391
		40,346,116

Household & Personal Products 2.1%
Church & Dwight Co., Inc.	6,840	438,991
Clorox Co.	3,497	605,856
Colgate-Palmolive Co.	23,884	1,584,942
Coty, Inc., Class A	8,238	42,508
Kimberly-Clark Corp.	9,553	1,221,542
Procter & Gamble Co.	69,497	7,644,670
The Estee Lauder Cos., Inc., Class A	6,202	988,227
		12,526,736

Insurance 2.0%
AFLAC, Inc.	20,456	700,413
American International Group, Inc.	24,243	587,893
Aon plc	6,525	1,076,886
Arthur J. Gallagher & Co.	5,198	423,689
Assurant, Inc.	1,690	175,912
Chubb Ltd.	12,630	1,410,645
Cincinnati Financial Corp.	4,235	319,531
Everest Re Group Ltd.	1,136	218,589
Globe Life, Inc.	2,776	199,789
Lincoln National Corp.	5,527	145,471
Loews Corp.	7,128	248,268
Marsh & McLennan Cos., Inc.	14,064	1,215,973
MetLife, Inc.	21,782	665,876
Principal Financial Group, Inc.	7,196	225,523
Prudential Financial, Inc.	11,202	584,072
The Allstate Corp.	9,028	828,138
The Hartford Financial Services Group, Inc.	10,045	353,986
The Progressive Corp.	16,293	1,203,075
The Travelers Cos., Inc.	7,194	714,724
Unum Group	5,747	86,262
Willis Towers Watson plc	3,583	608,573
WR Berkley Corp.	4,045	211,028
		12,204,316

Materials 2.4%
Air Products & Chemicals, Inc.	6,143	1,226,204
Albemarle Corp.	2,955	166,573
Amcor plc *	45,149	366,610
Avery Dennison Corp.	2,327	237,051
Ball Corp.	9,116	589,441
Celanese Corp.	3,368	247,178
CF Industries Holdings, Inc.	6,059	164,805
Corteva, Inc. *	20,858	490,163
Dow, Inc. *	20,664	604,215
Security	Number of Shares	Value ($)
DuPont de Nemours, Inc.	20,646	704,029
Eastman Chemical Co.	3,789	176,492
Ecolab, Inc.	6,988	1,088,940
FMC Corp.	3,612	295,064
Freeport-McMoRan, Inc.	40,436	272,943
International Flavors & Fragrances, Inc.	2,976	303,790
International Paper Co.	10,929	340,220
Linde plc	14,970	2,589,810
LyondellBasell Industries N.V., Class A	7,154	355,053
Martin Marietta Materials, Inc.	1,742	329,639
Newmont Corp.	22,846	1,034,467
Nucor Corp.	8,450	304,369
Packaging Corp. of America	2,639	229,144
PPG Industries, Inc.	6,590	550,924
Sealed Air Corp.	4,307	106,426
The Mosaic Co.	9,745	105,441
The Sherwin-Williams Co.	2,289	1,051,841
Vulcan Materials Co.	3,688	398,562
WestRock Co.	7,189	203,161
		14,532,555

Media & Entertainment 8.5%
Activision Blizzard, Inc.	21,409	1,273,407
Alphabet, Inc., Class A *	8,350	9,702,283
Alphabet, Inc., Class C *	8,329	9,685,045
Charter Communications, Inc., Class A *	4,369	1,906,238
Comcast Corp., Class A	126,514	4,349,551
Discovery, Inc., Class A *	4,407	85,672
Discovery, Inc., Class C *	9,347	163,946
DISH Network Corp., Class A *	7,135	142,629
Electronic Arts, Inc. *	8,136	814,983
Facebook, Inc., Class A *	67,063	11,186,108
Fox Corp., Class A	9,879	233,441
Fox Corp., Class B *	4,525	103,532
Live Nation Entertainment, Inc. *	3,928	178,567
Netflix, Inc. *	12,213	4,585,982
News Corp., Class A	10,828	97,181
News Corp., Class B	3,393	30,503
Omnicom Group, Inc.	6,068	333,133
Take-Two Interactive Software, Inc. *	3,154	374,096
The Interpublic Group of Cos., Inc.	10,804	174,917
Twitter, Inc. *	21,636	531,380
ViacomCBS, Inc., Class B	15,060	210,991
Walt Disney Co.	50,229	4,852,121
		51,015,706

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	41,211	3,139,866
Agilent Technologies, Inc.	8,624	617,651
Alexion Pharmaceuticals, Inc. *	6,167	553,735
Allergan plc	9,148	1,620,111
Amgen, Inc.	16,558	3,356,803
Biogen, Inc. *	5,029	1,591,075
Bristol-Myers Squibb Co.	65,327	3,641,327
Eli Lilly & Co.	23,546	3,266,301
Gilead Sciences, Inc.	35,257	2,635,813
Illumina, Inc. *	4,097	1,118,973
Incyte Corp. *	4,982	364,832
IQVIA Holdings, Inc. *	5,029	542,428
Johnson & Johnson	73,344	9,617,599
Merck & Co., Inc.	70,951	5,458,970
Mettler-Toledo International, Inc. *	679	468,856
Mylan N.V. *	14,384	214,465
PerkinElmer, Inc.	3,096	233,067
Perrigo Co., plc	3,793	182,405
Pfizer, Inc.	154,223	5,033,839
Regeneron Pharmaceuticals, Inc. *	2,226	1,086,934

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thermo Fisher Scientific, Inc.	11,175	3,169,230
Vertex Pharmaceuticals, Inc. *	7,166	1,705,150
Waters Corp. *	1,795	326,780
Zoetis, Inc.	13,273	1,562,099
		51,508,309

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	3,417	468,334
American Tower Corp.	12,344	2,687,906
Apartment Investment & Management Co., Class A	4,148	145,802
AvalonBay Communities, Inc.	3,892	572,786
Boston Properties, Inc.	4,007	369,566
CBRE Group, Inc., Class A *	9,328	351,759
Crown Castle International Corp.	11,587	1,673,163
Digital Realty Trust, Inc.	7,326	1,017,655
Duke Realty Corp.	10,244	331,701
Equinix, Inc.	2,377	1,484,603
Equity Residential	9,728	600,315
Essex Property Trust, Inc.	1,841	405,462
Extra Space Storage, Inc.	3,609	345,598
Federal Realty Investment Trust	1,957	146,012
Healthpeak Properties, Inc.	13,794	328,987
Host Hotels & Resorts, Inc.	19,988	220,667
Iron Mountain, Inc.	8,002	190,447
Kimco Realty Corp.	11,764	113,758
Mid-America Apartment Communities, Inc.	3,178	327,429
Prologis, Inc.	20,573	1,653,452
Public Storage	4,186	831,381
Realty Income Corp.	9,550	476,163
Regency Centers Corp.	4,669	179,430
SBA Communications Corp.	3,138	847,166
Simon Property Group, Inc.	8,551	469,108
SL Green Realty Corp.	2,272	97,923
UDR, Inc.	8,164	298,312
Ventas, Inc.	10,387	278,371
Vornado Realty Trust	4,414	159,831
Welltower, Inc.	11,308	517,680
Weyerhaeuser Co.	20,765	351,967
		17,942,734

Retailing 6.9%
Advance Auto Parts, Inc.	1,930	180,108
Amazon.com, Inc. *	11,606	22,628,450
AutoZone, Inc. *	664	561,744
Best Buy Co., Inc.	6,346	361,722
Booking Holdings, Inc. *	1,166	1,568,643
CarMax, Inc. *	4,582	246,649
Dollar General Corp.	7,095	1,071,416
Dollar Tree, Inc. *	6,596	484,608
eBay, Inc.	21,310	640,579
Expedia Group, Inc.	3,894	219,115
Genuine Parts Co.	4,049	272,619
Kohl’s Corp.	4,364	63,671
L Brands, Inc.	6,472	74,816
LKQ Corp. *	8,539	175,135
Lowe’s Cos., Inc.	21,359	1,837,942
Macy’s, Inc. (b)	8,612	42,285
Nordstrom, Inc.	2,986	45,805
O'Reilly Automotive, Inc. *	2,108	634,613
Ross Stores, Inc.	10,080	876,658
Target Corp.	14,122	1,312,922
The Gap, Inc.	5,930	41,747
The Home Depot, Inc.	30,398	5,675,611
The TJX Cos., Inc.	33,793	1,615,643
Tiffany & Co.	3,008	389,536
Security	Number of Shares	Value ($)
Tractor Supply Co.	3,299	278,931
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,593	279,890
		41,580,858

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	32,596	1,482,466
Analog Devices, Inc.	10,264	920,168
Applied Materials, Inc.	25,743	1,179,544
Broadcom, Inc.	11,054	2,620,903
Intel Corp.	121,224	6,560,643
KLA Corp.	4,397	632,025
Lam Research Corp.	4,043	970,320
Maxim Integrated Products, Inc.	7,540	366,519
Microchip Technology, Inc.	6,660	451,548
Micron Technology, Inc. *	30,851	1,297,593
NVIDIA Corp.	17,055	4,495,698
Qorvo, Inc. *	3,237	260,999
Qualcomm, Inc.	31,821	2,152,691
Skyworks Solutions, Inc.	4,748	424,376
Texas Instruments, Inc.	26,050	2,603,177
Xilinx, Inc.	7,008	546,204
		26,964,874

Software & Services 14.0%
Accenture plc, Class A	17,698	2,889,375
Adobe, Inc. *	13,490	4,293,058
Akamai Technologies, Inc. *	4,503	411,979
Alliance Data Systems Corp.	1,142	38,428
ANSYS, Inc. *	2,385	554,441
Autodesk, Inc. *	6,132	957,205
Automatic Data Processing, Inc.	12,059	1,648,224
Broadridge Financial Solutions, Inc.	3,195	302,982
Cadence Design Systems, Inc. *	7,820	516,433
Citrix Systems, Inc.	3,205	453,668
Cognizant Technology Solutions Corp., Class A	15,261	709,179
DXC Technology Co.	7,135	93,112
Fidelity National Information Services, Inc.	17,128	2,083,450
Fiserv, Inc. *	15,916	1,511,861
FleetCor Technologies, Inc. *	2,418	451,054
Fortinet, Inc. *	3,956	400,228
Gartner, Inc. *	2,493	248,228
Global Payments, Inc.	8,375	1,207,926
International Business Machines Corp.	24,680	2,737,752
Intuit, Inc.	7,254	1,668,420
Jack Henry & Associates, Inc.	2,144	332,835
Leidos Holdings, Inc.	3,708	339,838
Mastercard, Inc., Class A	24,739	5,975,953
Microsoft Corp.	212,596	33,528,515
NortonLifeLock, Inc.	15,977	298,930
Oracle Corp.	60,374	2,917,875
Paychex, Inc.	8,877	558,541
Paycom Software, Inc. *	1,367	276,148
PayPal Holdings, Inc. *	32,723	3,132,900
Salesforce Com, Inc. *	24,719	3,559,042
ServiceNow, Inc. *	5,256	1,506,264
Synopsys, Inc. *	4,189	539,501
The Western Union Co.	11,684	211,831
VeriSign, Inc. *	2,879	518,479
Visa, Inc., Class A	47,705	7,686,230
		84,559,885

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	8,262	602,135
Apple, Inc.	116,394	29,597,830
Arista Networks, Inc. *	1,512	306,256
CDW Corp.	4,004	373,453

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cisco Systems, Inc.	118,224	4,647,385
Corning, Inc.	21,434	440,254
F5 Networks, Inc. *	1,694	180,631
FLIR Systems, Inc.	3,738	119,205
Hewlett Packard Enterprise Co.	36,059	350,133
HP, Inc.	41,297	716,916
IPG Photonics Corp. *	991	109,287
Juniper Networks, Inc.	9,328	178,538
Keysight Technologies, Inc. *	5,228	437,479
Motorola Solutions, Inc.	4,775	634,693
NetApp, Inc.	6,360	265,148
Seagate Technology plc	6,442	314,370
TE Connectivity Ltd.	9,320	586,974
Western Digital Corp.	8,288	344,947
Xerox Holdings Corp. *	5,180	98,109
Zebra Technologies Corp., Class A *	1,503	275,951
		40,579,694

Telecommunication Services 2.2%
AT&T, Inc.	203,570	5,934,065
CenturyLink, Inc.	27,345	258,684
T-Mobile US, Inc. *	8,822	740,166
Verizon Communications, Inc.	115,253	6,192,544
		13,125,459

Transportation 1.7%
Alaska Air Group, Inc.	3,432	97,709
American Airlines Group, Inc.	10,866	132,457
C.H. Robinson Worldwide, Inc.	3,769	249,508
CSX Corp.	21,671	1,241,748
Delta Air Lines, Inc.	16,039	457,593
Expeditors International of Washington, Inc.	4,745	316,586
FedEx Corp.	6,690	811,229
J.B. Hunt Transport Services, Inc.	2,376	219,138
Kansas City Southern	2,762	351,271
Norfolk Southern Corp.	7,267	1,060,982
Old Dominion Freight Line, Inc.	2,669	350,333
Southwest Airlines Co.	13,199	470,016
Union Pacific Corp.	19,346	2,728,560
United Airlines Holdings, Inc. *	6,065	191,351
United Parcel Service, Inc., Class B	19,528	1,824,306
		10,502,787

Utilities 3.5%
Alliant Energy Corp.	6,697	323,398
Ameren Corp.	6,856	499,322
American Electric Power Co., Inc.	13,765	1,100,925
American Water Works Co., Inc.	5,038	602,343
Atmos Energy Corp.	3,326	330,039
CenterPoint Energy, Inc.	13,998	216,269
CMS Energy Corp.	7,909	464,654
Consolidated Edison, Inc.	9,265	722,670
Dominion Energy, Inc.	22,938	1,655,894
DTE Energy Co.	5,354	508,469
Duke Energy Corp.	20,316	1,643,158
Edison International	9,994	547,571
Security	Number of Shares	Value ($)
Entergy Corp.	5,548	521,346
Evergy, Inc.	6,351	349,623
Eversource Energy	9,022	705,611
Exelon Corp.	27,092	997,257
FirstEnergy Corp.	15,058	603,374
NextEra Energy, Inc.	13,621	3,277,485
NiSource, Inc.	10,410	259,938
NRG Energy, Inc.	7,012	191,147
Pinnacle West Capital Corp.	3,133	237,450
PPL Corp.	21,396	528,053
Public Service Enterprise Group, Inc.	14,093	632,917
Sempra Energy	7,856	887,649
The AES Corp.	18,502	251,627
The Southern Co.	29,225	1,582,242
WEC Energy Group, Inc.	8,790	774,663
Xcel Energy, Inc.	14,614	881,224
		21,296,318
Total Common Stock
(Cost $452,413,756)		597,044,731

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.35% (c)	169,698	169,698
Total Other Investment Company
(Cost $169,698)		169,698
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
JPMorgan Chase Bank
0.15%, 04/01/20 (d)	3,203,119	3,203,119
Total Short-Term Investment
(Cost $3,203,119)		3,203,119

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	41	5,267,885	227,077
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $166,041.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended March 31, 2020:
	Market Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 03/31/20	Balance of Shares Held at 03/31/20	Distributions Received
The Charles Schwab Corp.	$1,183,435	$336,140	($109,530)	($3,535)	($341,092)	$1,065,418	31,690	$4,132

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$597,044,731	$—	$—	$597,044,731
Other Investment Company[1]	169,698	—	—	169,698
Short-Term Investment[1]	—	3,203,119	—	3,203,119
Futures Contracts[2]	227,077	—	—	227,077
Total	$597,441,506	$3,203,119	$—	$600,644,625
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715MAR20